FINANCIAL INVESTORS TRUST

(the “Trust”)

ALPS Global Opportunity Fund

RiverFront Asset Allocation Growth & Income

ALPS | Smith Total Return Bond Fund

ALPS | Smith Short Duration Bond Fund

ALPS | Smith Credit Opportunities Fund

Supplement dated JANUARY 23, 2025

to the Statement of Additional Information

dated february 28, 2024, AS SUPPLEMENTED

The Board of Trustees of the Trust has learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, all references to Mr. Rutledge serving in his capacity as Trustee contained in the Statement of Additional Information are hereby deleted as of that date.

Additionally, Jennell Panella has resigned as Treasurer of the Trust effective January 17, 2025. Therefore, all references to Ms. Panella serving in her capacity as Treasurer contained in the Statement of Additional Information are hereby deleted as of that date.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

(the “Trust”)

ALPS | Kotak India ESG Fund

Supplement dated JANUARY 23, 2025

to the Statement of Additional Information

dated February 28, 2024, AS SUPPLEMENTED

The Board of Trustees of the Trust has learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, all references to Mr. Rutledge serving in his capacity as Trustee contained in the Statement of Additional Information are hereby deleted as of that date.

Additionally, Jennell Panella has resigned as Treasurer of the Trust effective January 17, 2025. Therefore, all references to Ms. Panella serving in her capacity as Treasurer contained in the Statement of Additional Information are hereby deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

(the “Trust”)

ALPS | CoreCommodity Management CompleteCommodities Strategy Fund

Supplement dated JANUARY 23, 2025

to the Statement of Additional Information

dated July 5, 2024, AS SUPPLEMENTED

The Board of Trustees of the Trust has learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, all references to Mr. Rutledge serving in his capacity as Trustee contained in the Statement of Additional Information are hereby deleted as of that date.

Additionally, Jennell Panella has resigned as Treasurer of the Trust effective January 17, 2025. Therefore, all references to Ms. Panella serving in her capacity as Treasurer contained in the Statement of Additional Information are hereby deleted as of that date.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

(the “Trust”)

ALPS | CoreCommodity Natural Resources ETF

Supplement dated JANUARY 23, 2025

to the Statement of Additional Information

dated July 5, 2024, AS SUPPLEMENTED

The Board of Trustees of the Trust has learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, all references to Mr. Rutledge serving in his capacity as Trustee contained in the Statement of Additional Information are hereby deleted as of that date.

Additionally, Jennell Panella has resigned as Treasurer of the Trust effective January 17, 2025. Therefore, all references to Ms. Panella serving in her capacity as Treasurer contained in the Statement of Additional Information are hereby deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

(the “Trust”)

ALPS Balanced Opportunity Fund

Supplement dated JANUARY 23, 2025

to the Statement of Additional Information

dated October 4, 2024, AS SUPPLEMENTED

The Board of Trustees of the Trust has learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, all references to Mr. Rutledge serving in his capacity as Trustee contained in the Statement of Additional Information are hereby deleted as of that date.

Additionally, Jennell Panella has resigned as Treasurer of the Trust effective January 17, 2025. Therefore, all references to Ms. Panella serving in her capacity as Treasurer contained in the Statement of Additional Information are hereby deleted as of that date.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

(the “Trust”)

Emerald Finance and Banking Innovation Fund

Emerald Insights Fund

Supplement dated JANUARY 23, 2025

to the Statement of Additional Information

dated August 31, 2024, as supplemented

The Board of Trustees of the Trust has learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, all references to Mr. Rutledge serving in his capacity as Trustee contained in the Statement of Additional Information are hereby deleted as of that date.

Additionally, Jennell Panella has resigned as Treasurer of the Trust effective January 17, 2025. Therefore, all references to Ms. Panella serving in her capacity as Treasurer contained in the Statement of Additional Information are hereby deleted as of that date.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

(the “Trust”)

Emerald Growth Fund

Supplement dated JANUARY 23, 2025

to the Statement of Additional Information

dated October 30, 2024, as supplemented

The Board of Trustees of the Trust has learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, all references to Mr. Rutledge serving in his capacity as Trustee contained in the Statement of Additional Information are hereby deleted as of that date.

Additionally, Jennell Panella has resigned as Treasurer of the Trust effective January 17, 2025. Therefore, all references to Ms. Panella serving in her capacity as Treasurer contained in the Statement of Additional Information are hereby deleted as of that date.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

(the “Trust”)

Seafarer Overseas Growth and Income Fund

Seafarer Overseas Value Fund

Supplement dated JANUARY 23, 2025

to the Statement of Additional Information

dated August 31, 2024, as supplemented

The Board of Trustees of the Trust has learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, all references to Mr. Rutledge serving in his capacity as Trustee contained in the Statement of Additional Information are hereby deleted as of that date.

Additionally, Jennell Panella has resigned as Treasurer of the Trust effective January 17, 2025. Therefore, all references to Ms. Panella serving in her capacity as Treasurer contained in the Statement of Additional Information are hereby deleted as of that date.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

(the “Trust”)

The Disciplined Growth Investors Fund

Supplement dated JANUARY 23, 2025

to the Statement of Additional Information

dated August 31, 2024, as supplemented

The Board of Trustees of the Trust has learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, all references to Mr. Rutledge serving in his capacity as Trustee contained in the Statement of Additional Information are hereby deleted as of that date.

Additionally, Jennell Panella has resigned as Treasurer of the Trust effective January 17, 2025. Therefore, all references to Ms. Panella serving in her capacity as Treasurer contained in the Statement of Additional Information are hereby deleted as of that date.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

FINANCIAL INVESTORS TRUST

(the “Trust”)

Vulcan Value Partners Fund

Vulcan Value Partners Small Cap Fund

Supplement dated JANUARY 23, 2025

to the Statement of Additional Information

dated August 31, 2024, as supplemented

The Board of Trustees of the Trust has learned of Jerry Rutledge’s passing on January 9, 2025. Therefore, all references to Mr. Rutledge serving in his capacity as Trustee contained in the Statement of Additional Information are hereby deleted as of that date.

Additionally, Jennell Panella has resigned as Treasurer of the Trust effective January 17, 2025. Therefore, all references to Ms. Panella serving in her capacity as Treasurer contained in the Statement of Additional Information are hereby deleted as of that date.

*****

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE